Condensed Interim Cash Flow Statements (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (11,191)	$ (8,872)
Adjustments required to reflect net cash used in operating activities (see Appendix A)	(1,575)	3,392
Interest received	257	281
Interest paid	(53)	(61)
Net cash used in operating activities	(12,562)	(5,260)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(20)	(53)
Investment in restricted bank deposits	(511)
Maturity of restricted bank deposits	500
Investment in short-term bank deposits	(24,000)	(36,500)
Maturity of short-term bank deposits	27,027	21,000
Net cash generated from (used in) investing activities	2,996	(15,553)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares and warrants, net	17,110
Principal elements of lease payments	(405)	(356)
Net cash generated from (used in) financing activities	16,705	(356)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,139	(21,169)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	9,436	29,347
EXCHANGE GAINS ON CASH AND CASH EQUIVALENTS	127	104
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	$ 16,702	$ 8,282